Share-Based Compensation - Range of Exercise Prices, Options Outstanding, and Contractual Life (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	1,640,039	6,260,603	21,749,558
$10.02
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 10.02
Number Outstanding	1,640,039
Weighted average remaining contractual life (in years)	2 years 8 months 1 day